General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Number of ordinary shares represent by each ADS (in Shares)	30
Net losses	$ (14,443)	$ (12,625)	$ (6,571)
Cash flows from operating activities	$ (12,063)	$ (11,084)	$ (4,155)